Schedule of financial statements (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Current assets	R$ 17,872	R$ 17,857
Non-current assets	31,571	35,654
Total assets	49,443	53,511
Current liabilities	16,550	18,699
Non-current liabilities	16,513	18,005
Shareholders' equity	16,380	16,807	R$ 13,548	R$ 13,159
Total liabilities and shareholders' equity	49,443	53,511
Revenues	51,291	51,253	28,838
Operating income	(7)	(71)	(386)
Net income for the year	960	2,326	836
F I C [Member]
IfrsStatementLineItems [Line Items]
Current assets	8,742	6,738
Non-current assets	35	52
Total assets	8,777	6,790
Current liabilities	7,401	5,611
Non-current liabilities	44	22
Shareholders' equity	1,332	1,157
Total liabilities and shareholders' equity	8,777	6,790
Revenues	1,034	989	1,207
Operating income	482	555	441
Net income for the year	265	329	263
Cnova N V [Member]
IfrsStatementLineItems [Line Items]
Current assets	4,110	4,224
Non-current assets	3,732	4,055
Total assets	7,842	8,279
Current liabilities	6,351	6,766
Non-current liabilities	3,066	2,806
Shareholders' equity	(1,575)	(1,293)
Total liabilities and shareholders' equity	7,842	8,279
Revenues	13,824	13,117	9,689
Operating income	54	207	(24)
Net income for the year	(313)	(138)	(288)
Tuya [Member]
IfrsStatementLineItems [Line Items]
Current assets	5,293	4,728
Non-current assets	156	200
Total assets	5,449	4,928
Current liabilities	2,689	1,612
Non-current liabilities	2,039	2,578
Shareholders' equity	721	738
Total liabilities and shareholders' equity	5,449	4,928
Revenues	783	615	698
Operating income	35	71	87
Net income for the year	R$ 15	R$ 37	R$ (14)